THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (80.5%)
BASIC INDUSTRIES (8.0%)
CHEMICALS (3.1%)
Daido Hoxan Inc..................................         90,000   $     438,098
Hitachi Chemical Co. Ltd.........................        100,000         835,703
Mitsui Petrochemical Industries Ltd..............        160,000         827,087
Mitsui Toatsu Chemicals Inc......................      1,018,000       3,096,011
Nippon Zeon Co., Ltd.............................        230,000         881,795
Sekisui Chemical Co. Ltd.........................        350,000       3,528,043
Sumitomo Bakelite Co. Ltd........................        135,000         814,164
Tosoh Corp.+.....................................        445,000       1,522,056
                                                                   -------------
                                                                      11,942,957
                                                                   -------------
DIVERSIFIED MANUFACTURING (0.4%)
Itoki Crebio Corp................................         37,000         246,093
UBE Industries Ltd...............................        500,000       1,412,940
                                                                   -------------
                                                                       1,659,033
                                                                   -------------
FOREST PRODUCTS & PAPER (1.5%)
Daiken Corp......................................         25,000         173,387
Mitsubishi Pencil Co. Ltd........................         10,000          85,810
New Oji Paper Co. Ltd.+..........................        444,000       2,803,928
Sumitomo Forestry Co. Ltd........................        200,000       2,429,568
                                                                   -------------
                                                                       5,492,693
                                                                   -------------

METALS & MINING (3.0%)
Daido Steel Co. Ltd..............................        416,000       1,541,139
Komai Tekko Inc..................................         82,000         600,500
Mitsui Mining & Smelting Co. Ltd.................        580,000       1,973,809
Nippon Steel Corp................................      2,424,000       7,142,310
Sumitomo Light Metal Industries Ltd.+............        100,000         263,634
                                                                   -------------
                                                                      11,521,392
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                     30,616,075
                                                                   -------------

CONSUMER GOODS & SERVICES (16.0%)
APPARELS & TEXTILES (0.3%)
Tomiya Apparel Co. Ltd...........................        229,000       1,240,984
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
AUTOMOTIVE (5.6%)
Nissan Diesel Motor Co. Ltd......................        650,000   $   2,973,636
Nissan Motor Co. Ltd.............................        930,000       5,384,337
Toyota Motor Corp................................        324,000       9,295,425
Yamaha Motor Co. Ltd.............................        176,000       1,576,979
Yokohama Rubber Company Ltd......................        400,000       1,857,500
                                                                   -------------
                                                                      21,087,877
                                                                   -------------

AUTOMOTIVE SUPPLIES (0.4%)
Sumitomo Rubber Industries Ltd...................        150,000       1,115,275
Tochigi Fuji Industrial Co. Ltd..................         51,000         292,634
                                                                   -------------
                                                                       1,407,909
                                                                   -------------

BROADCASTING & PUBLISHING (1.0%)
Gakken Co. Ltd...................................        273,000       1,540,579
Toppan Printing Co. Ltd..........................        172,000       2,148,703
                                                                   -------------
                                                                       3,689,282
                                                                   -------------

CONSTRUCTION & HOUSING (0.4%)
Matsui Construction Co. Ltd......................        200,000       1,290,600
SXL Corp.........................................         50,000         357,543
                                                                   -------------
                                                                       1,648,143
                                                                   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.5%)
Daiwa Kosho Lease Co. Ltd........................         15,000         115,017
Kinki Nippon Tourist Co. Ltd.+...................        192,000       1,166,193
Kyodo Printing Co. Ltd...........................         90,000         721,116
                                                                   -------------
                                                                       2,002,326
                                                                   -------------

FOOD, BEVERAGES & TOBACCO (2.7%)
Itoham Foods Inc.................................        444,000       2,746,549
Japan Tobacco, Inc...............................            481       3,253,080
Maruha Corp.+....................................        378,000       1,084,466
Pokka Corp.......................................         28,000         248,471
Snow Brand Milk Products Co. Ltd.................        409,000       2,308,047
Yamazaki Baking Co. Ltd..........................         43,000         685,362
                                                                   -------------
                                                                      10,325,975
                                                                   -------------

HOUSEHOLD PRODUCTS (0.3%)
Nippon Sheet Glass Co. Ltd.......................        336,000       1,189,765
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MULTI - INDUSTRY (0.3%)
Fuji Denki Reiki Co. Ltd.........................        135,000   $   1,267,769
                                                                   -------------

RETAIL (4.5%)
Familymart Co. Ltd...............................        100,000       3,988,972
Izumi Co. Ltd....................................        184,000       2,568,105
Izumiya Co. Ltd..................................        322,000       4,549,668
Keiyo Co. Ltd....................................         75,000         749,548
Matsuzakaya Co. Ltd..............................        230,000       2,120,272
Mizuno Corp......................................        109,000         824,520
Mycal Corp.......................................        150,000       2,171,104
Tokyu Store Chain Co. Ltd........................         17,000         125,373
                                                                   -------------
                                                                      17,097,562
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                     60,957,592
                                                                   -------------
ENERGY (0.9%)
OIL-PRODUCTION (0.9%)
Cosmo Oil Co. Ltd................................        700,000       3,359,180
                                                                   -------------

FINANCE (21.5%)
BANKING (15.7%)
77th Bank........................................        100,000         818,472
Asahi Bank Ltd...................................        431,000       3,824,675
Bank of Iwate Ltd................................         23,300       1,178,349
Bank of the Ryukyus Ltd..........................         45,000       1,512,018
Bank of Tokyo - Mitsubishi.......................            400           7,409
Chuo Trust & Banking Co. Ltd.....................        250,000       2,130,180
Dai-Ichi Kangyo Bank Ltd.........................        151,000       2,172,568
Daiwa Bank Ltd...................................      1,500,000       7,818,557
Fukui Bank Ltd...................................        688,000       2,993,366
Fukuoka Chuo Bank................................         20,000         138,709
Fukushima Bank Ltd...............................         90,000         317,912
Hiroshima Bank Ltd...............................        300,000       1,475,833
Hokkaido Takushoku Bank Ltd......................      1,675,000       3,246,963
Hyakugo Bank Ltd.................................        380,000       2,291,720
Keiyo Bank Ltd...................................        150,000         697,855
Kita-Nippon Bank Ltd.............................         24,700       1,255,535
Mitsui Trust & Banking Co. Ltd...................        200,000       1,559,404
Nanto Bank Ltd...................................        252,000       1,667,407
North Pacific Bank Ltd...........................         71,000         379,254
Sakura Bank Ltd..................................      1,376,000       9,815,869
San-In Godo Bank Ltd.............................         31,000         227,018
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BANKING (CONTINUED)
Sanwa Bank Ltd...................................        375,000   $   5,104,678
Shinwa Bank Ltd..................................        189,000         991,652
Sumitomo Trust & Banking Co. Ltd.................        520,000       5,196,864
The Kagawa Bank Ltd..............................        140,000       1,115,706
Toyo Trust & Banking Co. Ltd.....................        175,000       1,409,710
Yamanashi Chuo Bank Ltd..........................         40,000         329,801
                                                                   -------------
                                                                      59,677,484
                                                                   -------------

COMMERCIAL SERVICES (0.7%)
Asatsu Inc.......................................         78,000       2,472,990
                                                                   -------------

FINANCIAL SERVICES (3.1%)
Daiwa Securities Co. Ltd.........................        186,000       1,650,556
Nomura Securities Co. Ltd........................        687,000      10,298,785
                                                                   -------------
                                                                      11,949,341
                                                                   -------------

INSURANCE (1.4%)
Chiyoda Fire & Marine Insurance Co. Ltd..........        271,000       1,223,434
Fuji Fire & Marine Insurance Co. Ltd.............        429,000       1,600,388
Koa Fire & Marine Insurance Co. Ltd..............        150,000         726,286
Tokio Marine & Fire Insurance Co. Ltd............        190,000       1,784,268
                                                                   -------------
                                                                       5,334,376
                                                                   -------------

REAL ESTATE (0.6%)
Daikyo Inc.......................................         65,000         306,324
Daiwa Danchi Co. Ltd.+...........................        208,000         974,860
Heiwa Real Estate Co. Ltd........................        182,500       1,055,031
                                                                   -------------
                                                                       2,336,215
                                                                   -------------
  TOTAL FINANCE..................................                     81,770,406
                                                                   -------------

HEALTHCARE (1.7%)
PHARMACEUTICALS (1.7%)
Chugai Pharmaceutical Co. Ltd....................        368,000       3,075,385
Ono Pharmaceuticals Co. Ltd......................        115,000       3,418,196
                                                                   -------------
  TOTAL HEALTHCARE...............................                      6,493,581
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
INDUSTRIAL PRODUCTS & SERVICES (14.6%)
BUILDING MATERIALS (1.0%)
Nichias Corp.....................................        168,000   $     668,700
Sankyo Aluminum Industries Co. Ltd...............        330,000       1,296,459
Sumitomo Realty & Development Co. Ltd............        300,000       1,886,792
                                                                   -------------
                                                                       3,851,951
                                                                   -------------

COMMERCIAL SERVICES (0.1%)
Sanki Engineering................................         40,000         399,759
                                                                   -------------
CONSTRUCTION & HOUSING (2.3%)
Hitachi Plant Engineering and Construction Co.
  Ltd............................................        130,000         768,329
Nippon Hodo Co. Ltd..............................        115,000       1,327,647
Nishimatsu Construction Co. Ltd..................        327,000       2,845,438
Sanyo Industries Ltd.............................        198,000         904,110
Toda Construction Co.............................        200,000       1,516,326
Toenec Corp......................................        125,000         796,933
Tokyo Denki Komusho Co. Ltd......................         76,000         546,739
                                                                   -------------
                                                                       8,705,522
                                                                   -------------

ELECTRICAL EQUIPMENT (5.6%)
CMK Corp.........................................         25,000         323,081
Fuji Electric Co. Ltd............................        500,000       2,093,564
Hitachi Ltd......................................        836,000       7,778,754
Mabuchi Motor Co. Ltd............................         18,000         904,110
Mitsubishi Electric Corp. Ltd....................      1,100,000       6,539,157
Murata Manufacturing Co. Ltd.....................         26,000         862,411
Nissei Sangyo Co. Ltd............................        145,000       1,698,975
Ricoh Corp. Ltd..................................        100,000       1,145,860
                                                                   -------------
                                                                      21,345,912
                                                                   -------------
MACHINERY (4.6%)
Aichi Corp.......................................        184,000       1,379,168
Daikin Industries Ltd............................        299,000       2,653,312
Ebara Corp.......................................        279,000       3,629,620
Kawasaki Heavy Industries, Ltd...................        475,000       1,960,239
Kitz Corp........................................        370,000       1,370,724
Mitsubishi Heavy Industries Ltd..................        497,000       3,939,347
NSK Ltd..........................................         73,000         441,509
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MACHINERY (CONTINUED)
Sanden Corp......................................        235,000   $   1,878,866
Shin Nippon Machinery Co. Ltd....................         48,000         297,751
                                                                   -------------
                                                                      17,550,536
                                                                   -------------

MANUFACTURING (1.0%)
Okamura Corp.....................................        300,000       1,979,840
Topy Industries Ltd..............................        135,000         494,314
Tsubakimoto Chain Co.............................        250,000       1,335,401
                                                                   -------------
                                                                       3,809,555
                                                                   -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     55,663,235
                                                                   -------------

TECHNOLOGY (8.6%)
COMPUTER SYSTEMS (0.6%)
Fujitsu Ltd......................................        255,000       2,372,706
                                                                   -------------

ELECTRONICS (4.7%)
Kyocera Corp.....................................         47,000       2,923,580
Matsushita Electric Industries Co. Ltd...........        428,000       6,969,242
Ryoyo Electro Corp...............................         50,000         904,626
Sony Corp........................................         92,000       6,016,025
Tokai Rika Co. Ltd...............................        147,000       1,139,829
                                                                   -------------
                                                                      17,953,302
                                                                   -------------

SEMICONDUCTORS (1.0%)
Rohm Co. Ltd.....................................         60,000       3,928,664
                                                                   -------------

TELECOMMUNICATIONS (2.3%)
DDI Corp.........................................            231       1,524,477
Nippon Telegraph & Telephone Corp................            930       7,034,892
                                                                   -------------
                                                                       8,559,369
                                                                   -------------
  TOTAL TECHNOLOGY...............................                     32,814,041
                                                                   -------------

TRANSPORTATION (5.3%)
RAILROADS (3.3%)
East Japan Railway Co............................          1,306       5,862,204
Nishi-Nippon Railroad Co.........................        343,000       1,179,090

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
RAILROADS (CONTINUED)
Tobu Railway Co. Ltd.............................        403,000   $   1,968,648
West Japan Railway Co............................          1,050       3,392,349
                                                                   -------------
                                                                      12,402,291
                                                                   -------------
TRANSPORT & SERVICES (1.4%)
Itochu Warehouse Co. Ltd.........................         47,000         163,996
Kawasaki Kisen Kaisha Ltd.+......................        642,000       1,460,222
Marubeni Corp....................................        126,000         540,605
Nippon Express Co. Ltd...........................        150,000       1,026,105
Sankyu Inc.......................................        435,000       1,480,357
Senko Co. Ltd....................................        136,000         564,763
                                                                   -------------
                                                                       5,236,048
                                                                   -------------

WHOLESALE & INTERNATIONAL TRADE (0.6%)
Kamei Corp.......................................         50,000         495,391
Kawasho Corp.+...................................        152,000         534,298
Nagase & Co. Ltd.................................         70,000         579,564
Yuasa Trading Co. Ltd............................        150,000         607,392
                                                                   -------------
                                                                       2,216,645
                                                                   -------------
  TOTAL TRANSPORTATION...........................                     19,854,984
                                                                   -------------

UTILITIES (3.9%)
ELECTRIC (2.9%)
Shikoku Electric Power Co. Inc...................        103,280       2,010,966
Tohoku Electric Power Co. Inc....................        178,300       3,533,126
Tokyo Electric Power Co. Inc.....................        200,000       4,376,669
Yurtec Corp......................................         78,750       1,065,198
                                                                   -------------
                                                                      10,985,959
                                                                   -------------
NATURAL GAS (1.0%)
Hokuriku Gas Co. Ltd.............................        204,000         720,600
Osaka Gas Co. Ltd................................      1,075,000       2,935,944
                                                                   -------------
                                                                       3,656,544
                                                                   -------------
  TOTAL UTILITIES................................                     14,642,503
                                                                   -------------
  TOTAL COMMON STOCK (COST $362,504,286).........                    306,171,597
                                                                   -------------

WARRANTS (0.8%)
BASIC INDUSTRIES (0.3%)
INDUSTRIAL (0.2%)
Lion Corp., Expiring 06/18/99+...................          5,020         519,676
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

METALS & MINING (0.1%)
Dowa Mining Co. Ltd., Expiring 12/09/97+.........            543   $     196,837
Yodogawa Steel Works, Expiring 12/10/97+.........            600         225,000
                                                                   -------------
                                                                         421,837
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                        941,513
                                                                   -------------

CONSUMER GOODS & SERVICES (0.1%)
CONSTRUCTION & HOUSING (0.0%)*
Maeda Corp., Expiring 02/05/97+..................            515          25,750
                                                                   -------------

MERCHANDISING (0.1%)
Canon Sales Co. Inc., Expiring 11/11/97+.........          4,500         432,331
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                        458,081
                                                                   -------------

HEALTHCARE (0.0%)*
PHARMACEUTICALS (0.0%)*
Daiichi Pharmaceutical Co. Ltd., Expiring
  04/18/97+......................................          3,600         117,969
                                                                   -------------

TECHNOLOGY (0.4%)
SEMICONDUCTORS (0.4%)
Rohm Co., Expiring 11/20/97+.....................          1,350       1,294,479
Sanken Electric Co., Expiring 04/02/99+..........            930          96,274
                                                                   -------------
  TOTAL TECHNOLOGY...............................                      1,390,753
                                                                   -------------

TRANSPORTATION (0.0%)*
WHOLESALE & INTERNATIONAL TRADE (0.0%)*
Yuasa Trading Co. Ltd., Expiring 12/01/97+.......          3,550          66,097
                                                                   -------------
  TOTAL WARRANTS (COST $6,198,620)...............                      2,974,413
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
              SECURITY DESCRIPTION                   (IN JPY)          VALUE
-------------------------------------------------  -------------   -------------
CONVERTIBLE BONDS (7.9%)
BASIC INDUSTRIES (0.3%)
CHEMICALS (0.3%)
Daido Hoxan Inc., 1.6% due 03/29/02..............    150,000,000   $   1,285,862
                                                                   -------------

CONSUMER GOODS & SERVICES (2.2%)
AUTOMOTIVE (1.9%)
Toyota Motor Corp., 1.2% due 01/28/98............    500,000,000       7,331,782
                                                                   -------------

CONSTRUCTION & HOUSING (0.3%)
SXL Corp., 2.7% due 03/29/02.....................    150,000,000       1,305,247
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                      8,637,029
                                                                   -------------

FINANCE (2.4%)
FINANCIAL SERVICES (2.4%)
BOT Cayman Finance Ltd., 4.25% due 03/31/49......    830,000,000       9,170,974
                                                                   -------------

HEALTHCARE (0.8%)
PHARMACEUTICALS (0.8%)
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14.......................................    280,000,000       2,882,743
                                                                   -------------

INDUSTRIAL PRODUCTS & SERVICES (0.9%)
ELECTRICAL EQUIPMENT (0.9%)
Hitachi Ltd., 2.7% due 03/31/97..................    289,000,000       3,236,840
                                                                   -------------

TECHNOLOGY (1.3%)
COMPUTER SYSTEMS (1.3%)
NEC Corp., 1.9% due 03/30/01.....................    300,000,000       3,747,738
Ricoh Co. Ltd., 1.5% due 03/29/02................    100,000,000       1,150,168
                                                                   -------------
                                                                       4,897,906
                                                                   -------------
  TOTAL TECHNOLOGY...............................                      4,897,906
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $30,374,977).....                     30,111,354
                                                                   -------------
                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (5.1%)
TIME DEPOSITS--FOREIGN (5.1%)
State Street Bank Cayman Islands, 4.875% due
  01/02/97 (cost $19,396,000)....................  $  19,396,000   $  19,396,000
                                                                   -------------
TOTAL INVESTMENTS (COST $418,473,883) (94.3%)...................
                                                                     358,653,364
OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)....................
                                                                      21,692,194
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 380,345,558
                                                                   -------------
                                                                   -------------

------------------------------
+ Non-income producing security

* Less than 0.1%

Note: Based on the cost of investments of $418,658,992 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation was $8,256,569, and the aggregate gross unrealized depreciation was $68,262,197, resulting in net unrealized depreciation of investments of $60,005,628.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $418,473,883 )          $358,653,364
Foreign Currency at Value (Cost $412,613)               393,189
Cash                                                        702
Receivable for Investments Sold                      21,506,751
Dividends and Interest Receivable                       198,057
Deferred Organization Expenses                           21,345
Prepaid Trustees' Fees                                    1,368
Prepaid Expenses and Other Assets                         2,673
                                                   ------------
    Total Assets                                    380,777,449
                                                   ------------

LIABILITIES
Payable for Investments Purchased                        46,621
Advisory Fee Payable                                    220,167
Custody Fee Payable                                     107,884
Administrative Services Fee Payable                      21,786
Administration Fee Payable                                1,126
Fund Services Fee Payable                                   557
Accrued Expenses and Accounts Payable                    33,750
                                                   ------------
    Total Liabilities                                   431,891
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $380,345,558
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $691,754 )                                                   $  2,767,015
Interest Income (Net of Foreign Withholding Tax
  of $70,412 )                                                         859,226
                                                                  ------------
    Investment Income                                                3,626,241

EXPENSES
Advisory Fee                                       $  3,053,033
Custodian Fees and Expenses                             466,739
Administrative Services Fee                             130,108
Professional Fees and Expenses                           50,500
Administration Fee                                       40,783
Fund Services Fee                                        21,646
Trustees' Fees and Expenses                               8,707
Printing Expenses                                         6,731
Amortization of Organization Expense                      6,610
Insurance Expense                                         4,453
Miscellaneous                                               600
                                                   ------------
    Total Expenses                                                   3,789,910
                                                                  ------------
    Net Investment Loss                                               (163,669)

NET REALIZED LOSS ON
  Investment Transactions (including $1,052 net
    realized loss from futures contracts)              (418,820)
  Foreign Currency Transactions                      (1,850,030)
                                                   ------------
    Net Realized Loss                                               (2,268,850)

NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                       (66,917,833)
  Foreign Currency Contracts and Translations          (119,683)
                                                   ------------
    Net Change in Unrealized Depreciation                          (67,037,516)
                                                                  ------------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $(69,470,035)
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 28, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $       (163,669)   $       314,783
Net Realized Gain (Loss) on Investments and
  Foreign Currency Transactions                          (2,268,850)         5,011,111
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                   (67,037,516)         7,075,578
                                                   -----------------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (69,470,035)        12,401,472
                                                   -----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           290,426,062        465,133,508
Withdrawals                                            (253,101,673)       (65,143,876)
                                                   -----------------   ----------------
    Net Increase from Investors' Transactions            37,324,389        399,989,632
                                                   -----------------   ----------------
    Total Increase (Decrease) in Net Assets             (32,145,646)       412,391,104
NET ASSETS
Beginning of Period                                     412,491,204            100,100
                                                   -----------------   ----------------
End of Period                                      $    380,345,558    $   412,491,204
                                                   -----------------   ----------------
                                                   -----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 28, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.81%              0.87%(a)
  Net Investment Income (Loss)                                (0.03)%             0.12%(a)
Portfolio Turnover                                               86%                60%(b)
Average Broker Commissions                         $         0.0005                 --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Japan Equity Portfolio (the "Portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 28, 1995. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of issuers that have their principal activities in Japan or are organized under Japanese law. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Japanese markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Japan could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations.

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio has incurred $33,000 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1996, such fees amounted to $3,053,033.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Institutional Funds, The JPM Pierpont Funds (formerly The Pierpont Funds) or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from January 1, 1996 to July 31, 1996, such fees amounted to $35,898. The Administration Agreement with Signature was terminated on July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $4,885.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolios' net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from January 1, 1996 to July 31, 1996, the fee for these services amounted to $71,040.

      After July 31, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $59,068

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $21,646 for the fiscal year ended December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,800.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1996 were as follows:

    COST OF       PROCEEDS FROM
   PURCHASES          SALES
---------------  ---------------
   $389,304,058  $   383,600,467

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Japan Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Japan Equity Portfolio (one of the portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets and the supplementary data for the year then ended and for the period March 28, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 21, 1997